NOTE 17 - Related Parties Transactions: Schedule of Related party balances (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Related party balances	Related party balances:
For the year and period ended December,	2024	2023
Due to the CEO	231	29
Due to the Chairman of the Board (*)	688	-
Due to the CFO (*)	199	-